Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Schedule of Useful Life of Property Plant and Equipment

Depreciation is calculated on a straight-line basis over the useful life, according to the following schedule:

Category	Useful life in years
Laboratory equipment	5 - 7
Laboratory fixtures and fittings	10
Office equipment and hardware	2 - 3
Leasehold improvements	5